Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) - Schedule of Changes in Stock Options	12 Months Ended
	Dec. 31, 2023 $ / shares $ / shares shares		Dec. 31, 2023 $ / shares shares		Dec. 31, 2022 $ / shares shares		Dec. 31, 2021 $ / shares shares
Schedule of Changes in Stock Options [Abstract]
Number of options outstanding, Beginning balance (in Shares) | shares	29,615,379		29,615,379		31,231,701		24,948,242
Weighted average exercise price (AUD$), Beginning balance	$ 0.09				$ 0.1		$ 0.11
Number of options outstanding, Granted	255,850,000	[1]	255,850,000	[1]	7,503,678	[2]	11,500,000	[3]
Weighted average exercise price (AUD$), Granted	$ 0.01	[1]			$ 0.05	[2]	$ 0.08	[3]
Weighted average exercise price, Granted (in Dollars per share)			$ 0.01	[1]
Number of options outstanding, Expired	(1,800,000)	[4]	(1,800,000)	[4]	(3,350,000)	[5]	(921,116)	[6]
Weighted average exercise price (AUD$), Expired | (per share)	$ 0.15	[4]	$ 0.1	[4]	$ 0.18	[5]	$ 0.05	[6]
Weighted average exercise price, Expired (in Dollars per share) | (per share)	$ 0.15	[4]	$ 0.1	[4]	$ 0.18	[5]	$ 0.05	[6]
Number of options outstanding, Forfeited	(4,745,000)	[7]	(4,745,000)	[7]	(5,770,000)	[8]	(4,295,425)	[9]
Weighted average exercise price (AUD$), Forfeited | (per share)	$ 0.08	[7]	$ 0.06	[7]	$ 0.08	[8]	$ 0.09	[9]
Weighted average exercise price, Forfeited (in Dollars per share) | (per share)	$ 0.08	[7]	$ 0.06	[7]	$ 0.08	[8]	$ 0.09	[9]
Number of options outstanding, Ending balance (in Shares) | shares	278,920,379		278,920,379		29,615,379		31,231,701
Weighted average exercise price (AUD$), Ending balance	$ 0.02				$ 0.09		$ 0.1
Balance at ending, excerceise price, Ending balance (in Dollars per share)	$ 0.01		$ 0.01

[1]	During the year ended December 31, 2023:
[2]	On April 13, 2022, the Company issued 7,503,678 options to employees and consultant of the Company. 1,380,000 options are fully vested at date of grant, 573,678 options are vested after 18 months, 2,000,000 options are vested after 3 years, and 3,550,000 options are vested after 4 years.
[3]	On July 15, 2021, the Company issued 11,500,000 options to directors of the Company, which vest over three years (33% each year). The total fair value of the options was AUD$337,870. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.057; exercise price - AUD$0.08; expected life - 5 year; annualized volatility 73.13%; dividend yield - 0%; risk free rate - 0.04%.
[4]	During the year ended December 31, 2023, 3,020,000 options with a fair value of AUD$249,662 ($170,769) expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[5]	During the year ended December 31, 2022, 3,350,000 options with a fair value of AUD$311,840 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[6]	During the year ended December 31, 2021, 921,116 options with a fair value of AUD$44,359 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[7]	During the year ended December 31, 2023, 3,525,000 options were forfeited with a total fair value of AUD$89,009 ($60,882) and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[8]	During the year ended December 31, 2022, 5,770,000 options were forfeited with a total fair value of AUD$236,959 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[9]	During the year ended December 31, 2021, 4,295,425 options were forfeited with a total fair value of AUD$206,504 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.